Stockholders’ Deficiency (Details Narrative 2) - USD ($)		1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended				35 Months Ended
	Jan. 19, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 27, 2014	Jan. 31, 2014	Jun. 17, 2013	Apr. 30, 2015	Apr. 30, 2014	Jun. 17, 2017	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jun. 17, 2016	Jun. 17, 2016	Jan. 14, 2014
Net proceeds from financing								$ 2,770,000		$ 2,655,000	$ 2,615,000	$ 1,975,000
Shares of common stock							$ 806,477	$ 778,512		778,512	$ 580,329
Accounts payable and accrued expenses							$ 7,622,479			$ 8,034,122
Series E Convertible Preferred Stock
Convertible preferred stock, shares authorized							2,450			2,450	2,450
Convertible preferred stock, cumulative percentage of interest							9.00%			9.00%	9.00%
Convertible preferred stock, par value (in dollars per share)							$ 1,000			$ 1,000	$ 1,000
Convertible preferred stock, shares issued							25			25	930
Common stock issued upon conversion of preferred stock							66,666,666
Common stock issued as "make-whole payments" on conversions of preferred stock							18,585,193
Convertible preferred stock conversion price			$ 0.03
Net proceeds from financing					$ 750,000		$ 750,000				$ 1,165,000
Conversion of preferred stock							2,025
Conversion of stock, amount converted							2,000
Warrants issued to investors	26,666,668		40,833,335
Initial "Make-whole payments"							216,000
"Make-whole payments", value							$ 6,750
Series F Convertible Preferred Stock
Convertible preferred stock, shares authorized				4,150			4,150			4,150	0
Convertible preferred stock, cumulative percentage of interest				9.00%			9.00%			9.00%
Convertible preferred stock, par value (in dollars per share)				$ 1,000			$ 1,000			$ 1,000	$ 1,000
Convertible preferred stock, shares issued				2,075			838			1,225	0
Common stock issued upon conversion of preferred stock				69,166,667			41,224,999
Common stock issued as "make-whole payments" on conversions of preferred stock							13,048,644
Convertible preferred stock conversion price				$ 0.03
Net proceeds from financing				$ 2,020,000			$ 2,020,000			$ 2,020,000
Preferred stock, dividend rate percentage		3.00%
Conversion of stock, amount converted							1,237
Warrants issued to investors		69,166,667
Aggregate subscription amount, maximum				$ 2,075,000
Initial "Make-whole payments"							560,250
"Make-whole payments", value							$ 233,078
Series E Convertible Preferred Stock
Convertible preferred stock, shares authorized						2,450					2,450
Convertible preferred stock, cumulative percentage of interest						9.00%					9.00%
Convertible preferred stock, par value (in dollars per share)						$ 1,000					$ 1,000
Convertible preferred stock, shares issued						1,225					1,225
Common shares attributable to conversion of preferred stock						40,833,335					40,833,335
Common stock issued upon conversion of preferred stock											9,833,334
Common stock issued as "make-whole payments" on conversions of preferred stock											2,654,999
Convertible preferred stock conversion price														$ 0.03
Net proceeds from financing						$ 1,165,000					$ 1,165,000
Common stock, effective conversion price													$ .03	$ 0.03
Preferred stock, dividend rate percentage									3.00%				9.00%	9.00%
Conversion of preferred stock						$ 800					$ 295		$ 270	$ 270
Conversion of stock, amount converted													$ 1,000	$ 1,000
Warrants issued to investors						26,666,668					40,833,335
Aggregate subscription amount, maximum						$ 1,225,000
"Make-whole payments", value											$ 330,750
Accounts payable and accrued expenses											$ 251,100
Series E Convertible Preferred Stock
Convertible preferred stock, cumulative percentage of interest															9.00%
Convertible preferred shares sold															800